Schedule of Investments
May 31, 2026
(Unaudited)

Principal Amount		Value
Asset-Backed Securities–73.22%
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93%, 10/15/2030(a)	$1,000,000	$1,001,875
Affirm Master Trust, Series 2025-2A, Class C, 5.26%, 07/15/2033(a)	1,500,000	1,505,591
AMSR Trust, Series 2023-SFR2, Class C, 3.95%, 06/17/2040(a)	4,000,000	3,885,364
Angel Oak Mortgage Trust,
Series 2024-2, Class A1, 5.99%, 01/25/2069(a)	1,257,714	1,263,142
Series 2025-HB1, Class A1, 5.41% (30 Day Average SOFR + 1.80%), 02/25/2055(a)(b)	346,579	348,775
AutoNation Finance Trust,
Series 2025-1A, Class D, 5.63%, 09/10/2032(a)	2,000,000	2,019,290
Series 2026-1A, Class D, 5.07%, 01/11/2034(a)	2,000,000	1,984,102
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2023-1A, Class B, 6.08%, 04/20/2029(a)	2,000,000	2,041,102
Series 2023-4A, Class C, 7.24%, 06/20/2029(a)	3,000,000	3,099,736
Bank,
Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	4,302,000	4,237,581
Series 2018-BNK14, Class E, 3.00%, 09/15/2060(a)	5,750,000	3,960,364
BBCMS Mortgage Trust,
Series 2018-C2, Class C, 4.97%, 12/15/2051(c)	2,500,000	2,278,314
Series 2022-C15, Class AS, 3.75%, 04/15/2055(c)	800,000	718,700
Series 2023-C22, Class AS, 7.13%, 11/15/2056(c)	3,000,000	3,281,361
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 0.00%, 01/25/2035(c)(d)	178,929	174,602
Benchmark Mortgage Trust,
Series 2021-B28, Class AS, 2.43%, 08/15/2054	3,200,000	2,775,030
Series 2022-B37, Class AS, 5.75%, 11/15/2055(c)	4,000,000	4,046,190
Series 2023-B40, Class AS, 6.59%, 12/15/2056	2,000,000	2,144,660
Series 2023-V3, Class AS, 7.10%, 07/15/2056(c)	4,000,000	4,158,301
Series 2024-V5, Class AM, 6.42%, 01/10/2057(c)	1,900,000	1,964,622
BMO Mortgage Trust, Series 2024- 5C4, Class A3, 6.53%, 05/15/2057(c)	1,066,000	1,113,559
BX Trust, Series 2025-VOLT, Class C, 5.98% (1 mo. Term SOFR + 2.35%), 12/15/2044(a)(b)	2,610,000	2,618,368
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D, 4.66%, 05/15/2052(a)(c)	4,517,000	118,571
Principal Amount		Value
CarMax Auto Owner Trust, Series 2025-4, Class D, 5.11%, 05/17/2032	$1,000,000	$999,705
CarMax Select Receivables Trust,
Series 2025-B, Class D, 5.33%, 07/15/2031	2,000,000	2,001,593
Series 2026-A, Class E, 6.56%, 02/15/2033(a)	1,500,000	1,478,892
Castlelake Aircraft Structured Trust, Series 2026-2A, Class A, 5.33%, 04/15/2051(a)	1,473,280	1,462,827
Centersquare Issuer LLC,
Series 2024-1A, Class A2, 5.20%, 10/26/2054(a)	2,000,000	1,950,027
Series 2025-4A, Class A2, 5.20%, 08/25/2055(e)	750,000	699,641
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(c)	651,490	604,091
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(a)(c)	980,819	920,885
CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(a)	1,159,823	1,157,147
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class AS, 4.41%, 06/10/2051(c)	3,000,000	2,960,808
Citigroup Mortgage Loan Trust, Series 2024-1, Class A4A, 6.00%, 07/25/2054(a)(c)	548,481	554,292
Commonbond Student Loan Trust, Series 2020-1, Class A, 1.69%, 10/25/2051(a)	1,223,628	1,123,681
Consolidated Communications LLC/ Fidium Fiber Finance Holdco LLC, Series 2026-1A, Class A2, 5.08%, 03/20/2056(a)	240,000	237,124
Corporate One Auto Receivables Trust, Series 2026-1A, Class C, 4.84%, 04/15/2031(a)	1,000,000	992,436
Credit Suisse Mortgage Capital Trust, Series 2022-ATH2, Class M1, 4.98%, 05/25/2067(a)(c)	4,000,000	3,987,984
Cross Mortgage Trust, Series 2026- NQM3, Class A3, 5.48%, 03/25/2071(a)	1,925,991	1,917,360
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class E, 3.75%, 01/15/2049(a)(c)	3,000,000	2,156,873
Series 2018-CX11, Class A4, 3.77%, 04/15/2051	318,009	315,841
DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051(a)	1,088,700	968,598
Deephaven Residential Mortgage Trust,
Series 2021-3, Class A1, 1.19%, 08/25/2066(a)(c)	1,543,587	1,369,239
Series 2024-1, Class A1, 5.74%, 07/25/2069(a)	1,244,695	1,253,916
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Dell Equipment Finance Trust,
Series 2025-2, Class D, 4.83%, 03/22/2032(a)	$1,500,000	$1,494,363
Series 2026-1A, Class D, 5.19%, 11/22/2032(a)	1,500,000	1,499,340
ECLIPSE AIRCRAFT 2026-1 LLC, Series 2026-1, Class A, 5.63%, 05/15/2051(a)	1,370,000	1,369,976
Ellington Financial Mortgage Trust, Series 2022-3, Class A1, 5.00%, 08/25/2067(a)	2,707,386	2,701,124
ELM Trust, Series 2024-ELM, Class A10, 5.99%, 06/10/2039(a)(c)	1,200,000	1,199,533
FIVE Mortgage Trust, Series 2023-V1, Class XA, IO, 0.65%, 02/10/2056(f)	48,182,758	408,465
Flagstar Mortgage Trust,
Series 2018-5, Class B1, 4.34%, 09/25/2048(a)(c)	1,251,738	1,183,353
Series 2018-5, Class B2, 4.34%, 09/25/2048(a)(c)	1,499,877	1,414,412
Series 2018-6RR, Class B2, 4.90%, 10/25/2048(a)(c)	2,256,479	2,206,976
Series 2018-6RR, Class B3, 4.90%, 10/25/2048(a)(c)	2,256,479	2,202,303
GCAT Trust, Series 2023-NQM2, Class M1, 6.99%, 11/25/2067(a)(c)	2,781,000	2,773,803
GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, 5.16% (30 Day Average SOFR + 1.55%), 10/25/2055(a)(b)	619,920	622,796
Series 2025-HE2, Class M1, 5.51% (30 Day Average SOFR + 1.90%), 12/25/2065(a)(b)	540,000	545,262
Series 2026-CES1 Class A3, 5.42%, 05/25/2056(a)	2,000,000	1,991,329
Hertz Vehicle Financing III L.P., Series 2021-2A, Class B, 2.12%, 12/27/2027(a)	1,765,000	1,748,526
Hertz Vehicle Financing III LLC, Series 2023-1A, Class C, 6.91%, 06/25/2027(a)	416,667	417,172
Hertz Vehicle Financing LLC,
Series 2022-2A, Class B, 2.65%, 06/26/2028(a)	1,000,000	981,387
Series 2022-2A, Class C, 2.95%, 06/26/2028(a)	1,500,000	1,470,693
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 07/21/2031(a)	1,142,663	1,148,386
Kinetic ABS Issuer LLC, Series 2026- 1A, Class A2, 5.22%, 02/25/2056(a)	2,000,000	1,985,566
Lightpath Fiber Issuer LLC, Series 2026-1A, Class B, 5.89%, 03/25/2056(a)	1,600,000	1,595,652
MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(a)	178,349	177,118
Merchants Fleet Funding LLC, Series 2025-1A, Class C, 5.21%, 01/20/2039(a)	2,000,000	1,989,993
Metronet Infrastructure Issuer LLC, Series 2025-1A, Class A2, 6.01%, 07/20/2055(e)	750,000	759,916
Principal Amount		Value
MILE Trust, Series 2025-STNE, Class A, 5.13% (1 mo. Term SOFR + 1.50%), 07/15/2042(a)(b)	$1,630,000	$1,634,451
Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 01/15/2030(a)	2,500,000	2,507,989
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class A3, 7.53%, 09/25/2068(a)	1,218,454	1,224,674
MP 2023 LLC, Series 2025-1A, Class A, 5.55%, 11/15/2065(a)	1,968,255	1,929,483
MSWF Commercial Mortgage Trust, Series 2023-1, Class A2, 6.45%, 05/15/2056	2,000,000	2,059,188
OBX Trust,
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(a)	4,132,369	4,125,536
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(a)	852,822	852,131
Series 2024-NQM5, Class A1, 5.99%, 01/25/2064(a)	703,078	706,981
Series 2025-HE1, Class A1, 5.21% (30 Day Average SOFR + 1.60%), 02/25/2055(a)(b)	460,371	462,894
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.27%, 12/06/2055(a)	1,000,000	994,104
PRPM Trust, Series 2023-NQM3, Class A3, 6.98%, 11/25/2068(a)	1,653,723	1,665,757
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056(a)	1,720,000	1,731,408
Rad CLO 18 Ltd., Series 2023-18A, Class BR, 5.57% (3 mo. Term SOFR + 1.90%), 07/15/2037(a)(b)	2,500,000	2,503,222
Residential Mortgage Loan Trust, Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(c)	3,276,000	3,227,279
Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M, 4.75%, 06/25/2057(a)(c)	1,320,492	1,311,791
SG Residential Mortgage Trust, Series 2022-1, Class M1, 3.95%, 03/27/2062(a)(c)	4,000,000	3,216,237
SHRN Trust, Series 2025-MF18, Class C, 5.33% (1 mo. Term SOFR + 1.70%), 10/15/2040(a)(b)	1,439,000	1,444,004
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(a)	1,979,250	1,963,650
Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048(a)	2,500,000	2,509,995
Subway Funding LLC,
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(a)	2,524,555	2,540,278
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(a)	2,240,875	2,184,058
Taco Bell Funding LLC, Series 2021- 1A, Class A23, 2.54%, 08/25/2051(a)	982,500	859,939
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Textainer Marine Containers VII Ltd. (China),
Series 2020-1A, Class B, 4.94%, 08/21/2045(a)	$1,289,323	$1,271,944
Series 2021-1A, Class B, 2.52%, 02/20/2046(a)	1,500,656	1,408,429
Series 2021-2A, Class B, 2.82%, 04/20/2046(a)	2,670,000	2,494,829
TierPoint Issuer LLC, Series 2025-1A, Class A2, 6.15%, 04/26/2055(a)	4,000,000	4,023,055
Triton Container Finance IX LLC, Series 2025-1A, Class C, 6.21%, 06/20/2050(a)	1,376,250	1,364,021
USB Auto Owner Trust, Series 2025- 1A, Class D, 5.40%, 12/15/2032(a)	1,250,000	1,251,470
VB-S1 Issuer LLC, Series 2026-1A, Class D, 5.19%, 03/15/2056(a)	370,000	362,593
Verus Securitization Trust, Series 2023-INV2, Class A3, 7.08%, 08/25/2068(a)	1,220,097	1,219,492
Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 03/25/2065(a)(c)	1,422,667	1,416,500
WBHT Commercial Mortgage Trust, Series 2025-WBM, Class B, 5.82% (1 mo. Term SOFR + 2.19%), 06/15/2042(a)(b)	1,500,000	1,500,748
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class AS, 3.67%, 07/15/2050(c)	2,647,358	2,592,280
Series 2017-RC1, Class D, 3.25%, 01/15/2060(a)	4,000,000	3,688,665
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(a)	1,096,048	1,072,527
Series 2021-1A, Class A2II, 2.78%, 06/15/2051(a)	1,333,488	1,177,510
Westlake Automobile Receivables Trust,
Series 2026-1A, Class C, 4.37%, 06/16/2031(a)	2,500,000	2,479,369
Series 2026-2A, Class D, 5.25%, 03/15/2032(a)	2,000,000	2,001,118
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(a)	3,276,599	3,125,070
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(a)	2,294,138	2,332,155
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(a)	2,000,000	2,027,940
Total Asset-Backed Securities (Cost $200,335,618)		192,204,368
U.S. Government Sponsored Agency Mortgage-Backed Securities–30.78%
Collateralized Mortgage Obligations–1.16%
Fannie Mae REMICs, IO, 2.50%, 08/25/2049(g)	11,068,307	1,457,074
Freddie Mac REMICs, IO, 2.50%, 09/25/2048(g)	12,132,664	1,597,014
		3,054,088
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–3.37%
6.50%, 06/01/2029 to 08/01/2032	$1,075	$1,119
7.00%, 03/01/2032 to 05/01/2032	114	121
5.50%, 05/01/2053	5,421,500	5,502,031
6.00%, 06/01/2053	3,239,008	3,338,437
		8,841,708
Federal National Mortgage Association (FNMA)–2.52%
6.50%, 02/01/2028 to 09/01/2032	1,088	1,132
7.00%, 06/01/2029	49	51
8.00%, 10/01/2029	6	6
6.00%, 06/01/2053	6,391,450	6,606,826
		6,608,015
Government National Mortgage Association (GNMA)–15.93%
8.00%, 12/20/2026 to 12/15/2030	62,533	64,771
6.50%, 10/15/2027 to 09/15/2032	146	148
7.00%, 10/15/2027 to 12/15/2036	125,990	128,715
8.50%, 01/15/2037	9,952	10,075
TBA, 2.00%, 06/01/2056(h)	16,500,000	13,540,300
2.50%, 06/01/2056(h)	11,995,000	10,263,698
5.00%, 06/01/2056(h)	10,810,000	10,676,528
5.50%, 06/01/2056(h)	7,080,000	7,124,771
		41,809,006
Uniform Mortgage-Backed Securities–7.80%
TBA, 4.50%, 06/01/2041(h)	5,427,000	5,369,859
2.50%, 06/01/2056(h)	8,000,000	6,695,318
3.00%, 06/01/2056(h)	4,944,000	4,318,797
3.50%, 06/01/2056(h)	4,500,000	4,090,904
		20,474,878
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $80,132,945)		80,787,695
U.S. Treasury Securities–8.30%
U.S. Treasury Bills–0.68%
3.61% - 3.69%, 09/17/2026(i)(j)	1,805,000	1,785,438
U.S. Treasury Notes–7.62%
3.50%, 11/15/2028	1,500,000	1,481,279
3.50%, 02/15/2029	11,000,000	10,847,031
3.50%, 03/15/2029	4,500,000	4,436,192
4.13%, 10/31/2029	2,000,000	2,002,656
3.88%, 09/30/2032	1,000,000	979,727
4.25%, 08/15/2035	250,000	246,953
		19,993,838
Total U.S. Treasury Securities (Cost $22,011,177)		21,779,276
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value

Agency Credit Risk Transfer Notes–7.17%
Fannie Mae Connecticut Avenue Securities,
Series 2023-R03, Class 2M1, STACR®, 6.11% (30 Day Average SOFR + 2.50%), 04/25/2043(a)(b)	$1,265,754	$1,274,552
Series 2023-R07, Class 2M2, STACR®, 6.86% (30 Day Average SOFR + 3.25%), 09/25/2043(a)(b)	2,500,000	2,572,792
Series 2023-R08, Class 1M2, STACR®, 6.11% (30 Day Average SOFR + 2.50%), 10/25/2043(a)(b)	785,000	799,490
Series 2024-R05, Class 2M2, STACR®, 5.31% (30 Day Average SOFR + 1.70%), 07/25/2044(a)(b)	1,932,068	1,936,904
Series 2025-R02, Class 1M1, STACR®, 4.76% (30 Day Average SOFR + 1.15%), 02/25/2045(a)(b)	199,087	199,139
Series 2026-R01, Class 2M2, STACR®, 4.96% (30 Day Average SOFR + 1.35%), 01/25/2046(a)(b)	1,000,000	1,000,604
Freddie Mac,
Series 2022-DNA3, Class M1B, STACR®, 6.51% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(b)	3,000,000	3,049,281
Series 2022-DNA6, Class M1, STACR®, 7.31% (30 Day Average SOFR + 3.70%), 09/25/2042(a)(b)	2,250,000	2,324,505
Series 2023-DNA1, Class M1, STACR®, 6.71% (30 Day Average SOFR + 3.10%), 03/25/2043(a)(b)	3,000,000	3,099,952
Series 2023-HQA3, Class M2, STACR®, 6.96% (30 Day Average SOFR + 3.35%), 11/25/2043(a)(b)	1,500,000	1,556,281
Structured Agency Credit Risk, Series 2026-DNA1, Class M2, STACR®, 4.91% (30 Day Average SOFR + 1.30%), 02/25/2046(a)(b)	1,000,000	1,001,815
Total Agency Credit Risk Transfer Notes (Cost $18,706,923)		18,815,315
Shares		Value
Preferred Stocks–1.21%
Mortgage REITs–1.21%
Chimera Investment Corp., 8.71% (3 mo. Term SOFR + 5.00%), Series C, Pfd.(b)	26,638	$619,866
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.	68,689	1,577,787
Redwood Trust, Inc., 10.00%, Pfd.(k)	40,000	992,200
Total Preferred Stocks (Cost $3,288,651)		3,189,853
Money Market Funds–2.67%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(l)(m)	4,202,009	4,202,009
Invesco Treasury Portfolio, Institutional Class, 3.52%(l)(m)	2,801,340	2,801,340
Total Money Market Funds (Cost $7,003,349)		7,003,349
TOTAL INVESTMENTS IN SECURITIES–123.35% (Cost $331,478,663)		323,779,856
OTHER ASSETS LESS LIABILITIES—(23.35)%		(61,286,194)
NET ASSETS–100.00%		$262,493,662

Securities Sold Short
Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities Short–(2.05)%
Uniform Mortgage-Backed Securities–(2.05)%
TBA, 2.50%, 06/01/2041(h), (Total Proceeds $(5,395,217))	$(5,718,000)	$(5,387,428)
Investment Abbreviations:
IO	– Interest Only
Pfd.	– Preferred
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $171,329,326, which represented 65.27% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2026.
(c)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2026.
(d)	Zero coupon bond issued at a discount.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31,
2026.

(g)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,032,050	$13,578,947	$(13,408,988)	$-	$-	$4,202,009	$20,187
Invesco Treasury Portfolio, Institutional Class	2,688,034	9,052,632	(8,939,326)	-	-	2,801,340	13,390
Total	$6,720,084	$22,631,579	$(22,348,314)	$-	$-	$7,003,349	$33,577

(m)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	44	September-2026	$4,717,281	$13,614	$13,614
U.S. Treasury 10 Year Notes	9	September-2026	988,453	6,243	6,243
U.S. Treasury 10 Year Ultra Notes	143	September-2026	16,027,172	145,404	145,404
U.S. Treasury Long Bonds	146	September-2026	16,383,938	263,185	263,185
U.S. Treasury Ultra Bonds	18	September-2026	2,059,313	38,780	38,780
Subtotal—Long Futures Contracts				467,226	467,226
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	33	September-2026	(6,816,563)	(4,433)	(4,433)
Total Futures Contracts				$462,793	$462,793
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$190,744,811	$1,459,557	$192,204,368
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	80,787,695	—	80,787,695
U.S. Treasury Securities	—	21,779,276	—	21,779,276
Agency Credit Risk Transfer Notes	—	18,815,315	—	18,815,315
Preferred Stocks	3,189,853	—	—	3,189,853
Money Market Funds	7,003,349	—	—	7,003,349
Total Investments in Securities	10,193,202	312,127,097	1,459,557	323,779,856
Other Investments - Assets*
Futures Contracts	467,226	—	—	467,226
Other Investments - Liabilities*
Securities Sold Short	—	(5,387,428)	—	(5,387,428)
Futures Contracts	(4,433)	—	—	(4,433)
	(4,433)	(5,387,428)	—	(5,391,861)
Total Other Investments	462,793	(5,387,428)	—	(4,924,635)
Total Investments	$10,655,995	$306,739,669	$1,459,557	$318,855,221

*	Futures contracts are valued at unrealized appreciation (depreciation). Securities sold short are shown at value.
Invesco Income Fund